Earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings per share

28.	Earnings per share

a) Basic earnings per share

Basic earnings per share are calculated by dividing the net profit attributable to the Parent Company by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares held over the same period.

	2025	2024	2023
Profit attributable to the Parent	12,766,035	13,365,506	9,449,313

Earnings per share (in Reais BRL)
Basic Profit per 1,000 shares (in Reais - BRL)
Common shares	1,629.22	1,708.02	1,208.83
Preferred shares	1,792.14	1,878.82	1,329.71
Net Profit attributable - Basic (in Reais BRL)
Common shares	6,197,567	6,488,760	4,587,598
Preferred shares	6,568,468	6,876,746	4,861,715

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,804,009	3,799,003	3,795,082
Preferred shares	3,665,150	3,660,144	3,656,223

b) Diluted earning per share

Diluted earnings per share is calculated by dividing the net profit attributable to the Parent Company by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares held over the same period, and including the potential dilutive effect of long-term compensation programs,

	2025	2024	2023
Profit attributable to the Parent	12,766,035	13,365,506	9,449,313

Earnings per share (in Reais - BRL)
Diluted earnings per 1,000 shares (in Reais - BRL)
Common shares	1,602.61	1,688.90	1,121.49
Preferred shares	1,762.87	1,878.82	1,329.71
Net Profit attributable - Basic (in Reais - BRL)
Common shares	6,304,861	6,565,712	4,938,874
Preferred shares	6,461,174	6,799,794	4,510,439

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,934,128	3,887,558	4,403,869
Preferred shares	3,665,150	3,660,144	3,656,223